Income Taxes (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax (Textual)
Federal rate of tax		34.00%	25.00%
Operating losses			$ 380,000
Profit			146,043
Claim receivable			300,000
Net operating loss			$ 153,957
Net operating loss, description			EBC's management used 34% and 25% rate to calculate the deferred tax assets and the current tax provision.
Deferred tax assets and current tax provision	EBC's management used 34% to calculate the deferred tax assets and the current tax provision.
Federal income tax
State taxes		$ 13,995
Prepaid expense	$ 11,000
State [Member]
Income tax (Textual)
Operating losses			$ 112,000